Summary of Significant Accounting Policies - Schedule of Fair Value Using Level 3 Valuation Derivative Liability (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative liability	$ 402,055
Level 1 [Member]
Derivative liability
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 402,055